UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Market Neutral Fund Investor Shares - VMNFX

Market Neutral Fund Institutional Shares - VMNIX

Vanguard Market Neutral Fund

Investor Shares (VMNFX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$144	1.40%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  The Fund’s relative performance benefited from its positions in six of 11 economic sectors, most notably consumer staples, real estate, and financials. The largest performance drags owed to industrials, health care, and communication services.

  At the individual stock level, roughly 50% of the approximately 800 stocks the Fund held during the period helped its relative performance, while roughly 40% detracted and 10% had no impact. Even modest levels of short-term outperformance can compound into strong long-term results.

  The Fund outpaced its benchmark for the decade ended December 31, 2024.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $50,000

	Investor Shares	Spliced Market Neutral Index in USD	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2015	$50,087	$50,000	$50,901
2015	$49,435	$50,000	$50,961
2015	$52,913	$50,000	$47,257
2015	$52,704	$50,005	$50,220
2016	$54,009	$50,030	$50,680
2016	$51,400	$50,062	$52,005
2016	$50,965	$50,097	$54,311
2016	$54,083	$50,139	$56,558
2017	$52,775	$50,199	$59,834
2017	$51,684	$50,291	$61,634
2017	$51,509	$50,419	$64,449
2017	$51,437	$50,560	$68,527
2018	$52,220	$50,736	$68,113
2018	$51,734	$50,958	$70,751
2018	$53,059	$51,213	$75,779
2018	$51,743	$51,502	$64,897
2019	$49,028	$51,809	$74,009
2019	$46,265	$52,127	$77,035
2019	$47,602	$52,420	$77,911
2019	$46,793	$52,662	$84,951
2020	$44,493	$52,867	$67,144
2020	$44,447	$52,938	$81,976
2020	$43,435	$52,955	$89,415
2020	$41,377	$52,968	$102,613
2021	$44,292	$52,977	$109,230
2021	$45,218	$52,981	$118,283
2021	$46,699	$52,986	$118,142
2021	$50,992	$52,992	$128,940
2022	$53,263	$53,007	$121,978
2022	$54,746	$53,084	$101,441
2022	$55,674	$53,322	$96,812
2022	$57,864	$53,788	$103,760
2023	$57,121	$54,391	$111,276
2023	$58,382	$55,073	$120,615
2023	$63,053	$55,832	$116,647
2023	$64,947	$56,616	$130,798
2024	$68,559	$57,393	$143,938
2024	$68,264	$58,179	$148,600
2024	$70,720	$58,976	$157,754
2024	$68,743	$59,700	$162,026

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	5.84%	8.00%	3.23%
Spliced Market Neutral Index in USD	5.45%	2.54%	1.79%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

	Long Portfolio	Short Portfolio
Communication Services	3.7%	4.2%
Consumer Discretionary	10.0%	10.3%
Consumer Staples	5.0%	4.8%
Energy	4.5%	4.2%
Financials	21.9%	21.7%
Health Care	11.3%	10.8%
Industrials	16.2%	17.0%
Information Technology	12.2%	12.5%
Materials	3.4%	3.3%
Real Estate	5.6%	5.4%
Utilities	3.6%	3.7%
Other Assets and Liabilities—Net	2.6%	2.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$431
Number of Portfolio Holdings	461
Portfolio Turnover Rate	104%
Total Investment Advisory Fees (in thousands)	$124

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR634

Vanguard Market Neutral Fund

Institutional Shares (VMNIX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$138	1.34%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  The Fund’s relative performance benefited from its positions in six of 11 economic sectors, most notably consumer staples, real estate, and financials. The largest performance drags owed to industrials, health care, and communication services.

  At the individual stock level, roughly 50% of the approximately 800 stocks the Fund held during the period helped its relative performance, while roughly 40% detracted and 10% had no impact. Even modest levels of short-term outperformance can compound into strong long-term results.

  The Fund outpaced its benchmark for the decade ended December 31, 2024.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $5,000,000

	Institutional Shares	Spliced Market Neutral Index in USD	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,008,734	$5,000,000	$5,090,054
2015	$4,943,231	$5,000,000	$5,096,078
2015	$5,296,943	$5,000,000	$4,725,720
2015	$5,275,991	$5,000,500	$5,022,045
2016	$5,407,126	$5,003,001	$5,067,957
2016	$5,149,228	$5,006,246	$5,200,452
2016	$5,105,516	$5,009,749	$5,431,090
2016	$5,418,471	$5,013,855	$5,655,796
2017	$5,287,932	$5,019,927	$5,983,419
2017	$5,178,133	$5,029,075	$6,163,391
2017	$5,164,957	$5,041,913	$6,444,880
2017	$5,156,777	$5,056,027	$6,852,694
2018	$5,236,638	$5,073,645	$6,811,260
2018	$5,187,739	$5,095,770	$7,075,085
2018	$5,321,100	$5,121,250	$7,577,897
2018	$5,190,321	$5,150,207	$6,489,745
2019	$4,917,750	$5,180,945	$7,400,938
2019	$4,639,303	$5,212,722	$7,703,509
2019	$4,778,526	$5,242,042	$7,791,070
2019	$4,698,504	$5,266,226	$8,495,073
2020	$4,467,663	$5,286,650	$6,714,437
2020	$4,463,024	$5,293,789	$8,197,568
2020	$4,365,598	$5,295,492	$8,941,465
2020	$4,154,494	$5,296,790	$10,261,256
2021	$4,448,576	$5,297,745	$10,922,971
2021	$4,541,936	$5,298,130	$11,828,254
2021	$4,691,311	$5,298,609	$11,814,249
2021	$5,126,357	$5,299,227	$12,894,041
2022	$5,350,869	$5,300,712	$12,197,836
2022	$5,505,221	$5,308,354	$10,144,127
2022	$5,594,090	$5,332,186	$9,681,223
2022	$5,816,908	$5,378,806	$10,375,952
2023	$5,742,901	$5,439,149	$11,127,602
2023	$5,874,922	$5,507,260	$12,061,484
2023	$6,346,425	$5,583,167	$11,664,700
2023	$6,534,361	$5,661,628	$13,079,813
2024	$6,895,246	$5,739,254	$14,393,774
2024	$6,870,443	$5,817,880	$14,860,033
2024	$7,123,434	$5,897,631	$15,775,361
2024	$6,920,824	$5,970,013	$16,202,621

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	5.91%	8.05%	3.30%
Spliced Market Neutral Index in USD	5.45%	2.54%	1.79%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

	Long Portfolio	Short Portfolio
Communication Services	3.7%	4.2%
Consumer Discretionary	10.0%	10.3%
Consumer Staples	5.0%	4.8%
Energy	4.5%	4.2%
Financials	21.9%	21.7%
Health Care	11.3%	10.8%
Industrials	16.2%	17.0%
Information Technology	12.2%	12.5%
Materials	3.4%	3.3%
Real Estate	5.6%	5.4%
Utilities	3.6%	3.7%
Other Assets and Liabilities—Net	2.6%	2.1%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$431
Number of Portfolio Holdings	461
Portfolio Turnover Rate	104%
Total Investment Advisory Fees (in thousands)	$124

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR734

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a) Audit Fees.	$49,000	$48,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$49,000	$48,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard Market Neutral Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	17
Tax information	18

Market Neutral Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (97.4%)
Communication Services (3.7%)
[1]	Playtika Holding Corp.	465,092	3,228
*,1	Clear Channel Outdoor Holdings Inc.	1,560,288	2,137
[1]	Telephone & Data Systems Inc.	56,719	1,935
*,1	ZipRecruiter Inc. Class A	256,624	1,858
[1]	Alphabet Inc. Class C	6,930	1,320
*,1	Match Group Inc.	34,696	1,135
*	Anterix Inc.	35,208	1,080
*	Spotify Technology SA	2,157	965
*	Cinemark Holdings Inc.	18,160	563
	Comcast Corp. Class A	14,413	541
	Meta Platforms Inc. Class A	911	533
*,1	Liberty Latin America Ltd. Class C	65,673	416
*	Bandwidth Inc. Class A	23,637	402
			16,113
Consumer Discretionary (10.0%)
*,1	Carnival Corp.	146,496	3,651
*,1	frontdoor Inc.	65,704	3,592
[1]	Travel & Leisure Co.	71,174	3,591
*,1	Norwegian Cruise Line Holdings Ltd.	131,312	3,379
*,1	Mohawk Industries Inc.	25,813	3,075
*	Brinker International Inc.	17,605	2,329
*	Abercrombie & Fitch Co. Class A	15,115	2,259
[1]	General Motors Co.	42,018	2,238
*,1	M / I Homes Inc.	16,337	2,172
*,1	American Axle & Manufacturing Holdings Inc.	343,810	2,004
*,1	Dave & Buster's Entertainment Inc.	63,796	1,862
*	Adtalem Global Education Inc.	19,305	1,754
*,1	Expedia Group Inc.	9,369	1,746
*,1	G-III Apparel Group Ltd.	51,289	1,673
*	Hovnanian Enterprises Inc. Class A	11,775	1,576
*	Warby Parker Inc. Class A	45,696	1,106
[1]	Perdoceo Education Corp.	34,291	908
*,1	Chegg Inc.	515,206	830
	Macy's Inc.	32,969	558
	Strategic Education Inc.	5,033	470
*	National Vision Holdings Inc.	45,046	469
[1]	Gap Inc.	19,049	450
*	MGM Resorts International	12,900	447
	Toll Brothers Inc.	3,539	446
	Best Buy Co. Inc.	5,097	437
			43,022
Consumer Staples (5.0%)
[1]	PriceSmart Inc.	40,179	3,703
*,1	United Natural Foods Inc.	129,276	3,531
*,1	Maplebear Inc.	74,223	3,074
[1]	Coca-Cola Consolidated Inc.	2,047	2,579
[1]	SpartanNash Co.	133,613	2,448
	Turning Point Brands Inc.	23,541	1,415
*	Pilgrim's Pride Corp.	29,003	1,316
*	US Foods Holding Corp.	17,567	1,185
*	BellRing Brands Inc.	12,563	947
	Costco Wholesale Corp.	859	787
	Fresh Del Monte Produce Inc.	13,111	435
			21,420
Energy (4.5%)
[1]	Matador Resources Co.	62,593	3,522
[1]	SM Energy Co.	85,362	3,309
	Weatherford International plc	42,390	3,036

Market Neutral Fund
		Shares	Market Value• ($000)
	CONSOL Energy Inc.	26,589	2,837
[1]	Ardmore Shipping Corp.	214,589	2,607
[1]	Select Water Solutions Inc.	109,937	1,456
[1]	Scorpio Tankers Inc.	23,494	1,167
*	Tidewater Inc.	9,246	506
*	Oceaneering International Inc.	18,948	494
[1]	Archrock Inc.	17,607	438
			19,372
Financials (21.9%)
	Affiliated Managers Group Inc.	20,098	3,717
[1]	Janus Henderson Group plc	85,973	3,656
[1]	MGIC Investment Corp.	153,672	3,644
[1]	OFG Bancorp	86,012	3,640
*,1	NMI Holdings Inc.	98,909	3,636
[1]	Bank of NT Butterfield & Son Ltd.	98,237	3,591
[1]	Zions Bancorp NA	66,072	3,584
*	Enova International Inc.	37,374	3,583
[1]	CNO Financial Group Inc.	95,880	3,568
[1]	BankUnited Inc.	92,986	3,549
[1]	Essent Group Ltd.	64,349	3,503
*,1	Block Inc. (XNYS)	40,475	3,440
*,1	Hamilton Insurance Group Ltd. Class B	161,743	3,078
[1]	Enact Holdings Inc.	91,927	2,977
*	Palomar Holdings Inc.	27,550	2,909
[1]	PROG Holdings Inc.	68,357	2,889
*,1	Mr. Cooper Group Inc.	29,731	2,854
[1]	Associated Banc-Corp.	107,843	2,577
*,1	LendingClub Corp.	146,130	2,366
[1]	KeyCorp.	128,857	2,209
	Hancock Whitney Corp.	36,323	1,988
	Citizens Financial Group Inc.	43,698	1,912
[1]	FNB Corp.	127,863	1,890
	SEI Investments Co.	20,423	1,685
[1]	Westamerica BanCorp	31,237	1,639
*,1	PayPal Holdings Inc.	19,115	1,631
*,1	Customers Bancorp Inc.	32,638	1,589
[1]	Central Pacific Financial Corp.	52,860	1,536
	Globe Life Inc.	12,646	1,410
*	SoFi Technologies Inc.	72,492	1,116
*,1	Robinhood Markets Inc. Class A	29,755	1,109
[1]	Fulton Financial Corp.	53,676	1,035
	Citigroup Inc.	14,567	1,025
	Everest Group Ltd.	2,631	954
	Arch Capital Group Ltd.	9,707	896
	Veritex Holdings Inc.	32,774	890
	State Street Corp.	8,389	823
	Fidelis Insurance Holdings Ltd.	44,610	809
	Popular Inc.	8,552	804
	Webster Financial Corp.	13,259	732
	Intercontinental Exchange Inc.	4,892	729
	Voya Financial Inc.	8,708	599
	Hope Bancorp Inc.	44,436	546
[1]	Truist Financial Corp.	11,742	509
	Comerica Inc.	7,840	485
	Progressive Corp.	1,922	461
*	Flywire Corp.	21,550	444
			94,216
Health Care (11.3%)
*,1	PTC Therapeutics Inc.	78,085	3,525
*,1	Incyte Corp.	47,081	3,252
*,1	BioCryst Pharmaceuticals Inc.	425,981	3,203
*	Tenet Healthcare Corp.	23,781	3,002
*,1	Option Care Health Inc.	118,808	2,756
*,1	CareDx Inc.	125,478	2,686
*,1	Veracyte Inc.	63,776	2,526
*,1	AdaptHealth Corp.	242,199	2,306
*,1	Ironwood Pharmaceuticals Inc.	476,865	2,113
*,1	Novocure Ltd.	70,550	2,102
*,1	Vir Biotechnology Inc.	263,642	1,935

Market Neutral Fund
		Shares	Market Value• ($000)
*,1	Ionis Pharmaceuticals Inc.	47,319	1,654
	Bristol-Myers Squibb Co.	28,536	1,614
	Universal Health Services Inc. Class B	8,980	1,611
*,1	ACADIA Pharmaceuticals Inc.	84,997	1,560
*,1	Health Catalyst Inc.	175,900	1,244
*	Ultragenyx Pharmaceutical Inc.	24,539	1,032
*,1	Illumina Inc.	7,484	1,000
*,1	REGENXBIO Inc.	120,616	932
*,1	Fate Therapeutics Inc.	447,612	739
*,1	Bioventus Inc. Class A	68,966	724
*,1	Community Health Systems Inc.	236,188	706
*,1	Pediatrix Medical Group Inc.	51,283	673
*	LivaNova plc	12,937	599
[1]	Embecta Corp.	25,467	526
*,1	Amneal Pharmaceuticals Inc.	64,120	508
*	Phreesia Inc.	19,193	483
*	Travere Therapeutics Inc.	27,747	483
*	Align Technology Inc.	2,291	478
*	Exelixis Inc.	14,003	466
*	10X Genomics Inc. Class A	31,818	457
*	Inmode Ltd.	25,865	432
*,1	Omnicell Inc.	9,386	418
*,1	Coherus Biosciences Inc.	277,976	384
*,1	Nektar Therapeutics	261,128	243
*,1	Mersana Therapeutics Inc.	118,116	169
*,1	Editas Medicine Inc.	118,506	150
*,1	Agenus Inc.	33,574	92
*	FibroGen Inc.	36,712	19
			48,802
Industrials (16.2%)
*,1	Legalzoom.com Inc.	473,114	3,553
[1]	Primoris Services Corp.	46,368	3,542
*,1	SkyWest Inc.	34,758	3,480
[1]	Griffon Corp.	48,341	3,445
	TransUnion	36,305	3,366
	Herc Holdings Inc.	17,434	3,301
*,1	MRC Global Inc.	254,602	3,254
[1]	ABM Industries Inc.	63,489	3,249
[1]	Steelcase Inc. Class A	270,947	3,203
[1]	Owens Corning	18,716	3,188
*,1	American Woodmark Corp.	38,546	3,066
*,1	Lyft Inc. Class A	218,745	2,822
[1]	H&E Equipment Services Inc.	50,531	2,474
[1]	Interface Inc.	99,143	2,414
[1]	Golden Ocean Group Ltd.	250,072	2,241
*	MasTec Inc.	14,276	1,943
*,1	Upwork Inc.	112,470	1,839
[1]	Pitney Bowes Inc.	198,694	1,439
*	Kirby Corp.	13,366	1,414
*	Sun Country Airlines Holdings Inc.	89,661	1,307
*,1	Tutor Perini Corp.	46,321	1,121
*,1	JELD-WEN Holding Inc.	131,812	1,080
*,1	GMS Inc.	11,798	1,001
	Vertiv Holdings Co. Class A	8,382	952
*,1	AZEK Co. Inc.	19,795	940
*	Innodata Inc.	23,485	928
*	Willdan Group Inc.	24,318	926
*	Uber Technologies Inc.	15,282	922
	Matson Inc.	5,383	726
*	Everus Construction Group Inc.	9,527	626
*	Blue Bird Corp.	15,493	598
*	Cimpress plc	7,887	566
	Eaton Corp. plc	1,635	543
	Arcosa Inc.	5,347	517
*	BlueLinx Holdings Inc.	4,573	467
	Equifax Inc.	1,796	458
*	Sterling Infrastructure Inc.	2,662	448
	Apogee Enterprises Inc.	6,188	442
*,1	Masterbrand Inc.	30,007	438

Market Neutral Fund
		Shares	Market Value• ($000)
	Heidrick & Struggles International Inc.	9,653	428
[1]	ACCO Brands Corp.	73,864	388
	Cintas Corp.	2,109	385
*,1	Builders FirstSource Inc.	2,631	376
			69,816
Information Technology (12.2%)
*,1	CommScope Holding Co. Inc.	654,431	3,410
*,1	RingCentral Inc. Class A	95,059	3,328
*,1	Wix.com Ltd.	15,006	3,219
*,1	BigCommerce Holdings Inc. Series 1	474,654	2,905
*,1	Penguin Solutions Inc.	143,993	2,763
*,1	Semtech Corp.	43,288	2,677
*,1	Kyndryl Holdings Inc.	65,604	2,270
*,1	PROS Holdings Inc.	98,502	2,163
	QUALCOMM Inc.	13,643	2,096
*	Cirrus Logic Inc.	21,038	2,095
*,1	MaxLinear Inc.	104,789	2,073
[1]	TD SYNNEX Corp.	15,508	1,819
*,1	Extreme Networks Inc.	106,726	1,787
*,1	Adtran Holdings Inc.	197,770	1,647
*,1	Dropbox Inc. Class A	54,438	1,635
*,1	Yext Inc.	230,966	1,469
*	AppLovin Corp. Class A	4,291	1,390
*	Western Digital Corp.	22,664	1,351
*,1	Domo Inc. Class B	162,437	1,150
*,1	TTM Technologies Inc.	42,519	1,052
[1]	Hewlett Packard Enterprise Co.	48,695	1,040
	NVIDIA Corp.	6,955	934
*	NETGEAR Inc.	32,985	919
	Microsoft Corp.	2,030	856
*	Impinj Inc.	4,863	706
*,1	ACM Research Inc. Class A	46,227	698
*	Twilio Inc. Class A	6,428	695
*	Weave Communications Inc.	35,327	562
	Amkor Technology Inc.	20,453	525
	Lam Research Corp.	6,930	501
	Benchmark Electronics Inc.	10,768	489
*	Teradata Corp.	15,671	488
	Apple Inc.	1,923	482
*	Palantir Technologies Inc. Class A	6,338	479
*	Harmonic Inc.	36,104	478
	Sapiens International Corp. NV	14,796	398
			52,549
Materials (3.4%)
	CRH plc	36,707	3,396
	Louisiana-Pacific Corp.	26,581	2,753
	Kaiser Aluminum Corp.	33,226	2,335
*,1	Constellium SE	195,759	2,010
*,1	Coeur Mining Inc.	305,208	1,746
*	Clearwater Paper Corp.	38,905	1,158
[1]	Ardagh Metal Packaging SA	189,165	569
	Scotts Miracle-Gro Co.	7,191	477
[1]	Ryerson Holding Corp.	22,562	418
			14,862
Real Estate (5.6%)
[1]	Cousins Properties Inc.	122,442	3,752
[1]	American Assets Trust Inc.	136,930	3,596
[1]	Kite Realty Group Trust	141,800	3,579
[1]	Brixmor Property Group Inc.	112,796	3,140
[1]	Summit Hotel Properties Inc.	354,673	2,429
[1]	Paramount Group Inc.	282,752	1,397
[1]	RLJ Lodging Trust	136,792	1,397
[1]	Piedmont Office Realty Trust Inc. Class A	149,833	1,371
	EPR Properties	18,569	822
[1]	Newmark Group Inc. Class A	61,392	786
	Essex Property Trust Inc.	2,661	760
	SITE Centers Corp.	49,468	756

Market Neutral Fund
		Shares	Market Value• ($000)
	Xenia Hotels & Resorts Inc.	27,840	414
			24,199
Utilities (3.6%)
	Brookfield Infrastructure Corp. Class A	84,917	3,397
	Avista Corp.	87,815	3,217
[1]	Black Hills Corp.	52,616	3,079
	Vistra Corp.	19,930	2,748
	NRG Energy Inc.	18,342	1,655
	Portland General Electric Co.	30,553	1,333
			15,429
Total Common Stocks—Long Positions (Cost $376,109)			419,800
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2]	Vanguard Market Liquidity Fund, 4.466% (Cost $4,736)	47,369	4,737
Common Stocks Sold Short (-97.9%)
Communication Services (-4.2%)
*	Take-Two Interactive Software Inc.	(19,246)	(3,543)
*	TKO Group Holdings Inc.	(24,614)	(3,498)
	Cogent Communications Holdings Inc.	(44,980)	(3,466)
*	Sphere Entertainment Co.	(83,336)	(3,360)
*	Lions Gate Entertainment Corp. Class A	(215,716)	(1,842)
*	Vivid Seats Inc. Class A	(282,931)	(1,310)
*	Gogo Inc.	(123,069)	(996)
			(18,015)
Consumer Discretionary (-10.3%)
	VF Corp.	(175,564)	(3,768)
	Lithia Motors Inc.	(9,963)	(3,561)
*	First Watch Restaurant Group Inc.	(185,245)	(3,447)
	Krispy Kreme Inc.	(327,665)	(3,254)
	Starbucks Corp.	(34,865)	(3,181)
	Cracker Barrel Old Country Store Inc.	(57,882)	(3,060)
*	LGI Homes Inc.	(31,879)	(2,850)
*	Portillo's Inc. Class A	(276,292)	(2,597)
	McDonald's Corp.	(7,881)	(2,285)
*	QuantumScape Corp.	(412,161)	(2,139)
*	Dream Finders Homes Inc. Class A	(90,562)	(2,107)
*	Airbnb Inc. Class A	(16,010)	(2,104)
*	Kura Sushi USA Inc. Class A	(22,873)	(2,072)
*	Rivian Automotive Inc. Class A	(122,021)	(1,623)
*	Asbury Automotive Group Inc.	(6,205)	(1,508)
*	Sweetgreen Inc. Class A	(25,859)	(829)
	A-Mark Precious Metals Inc.	(29,177)	(799)
	Churchill Downs Inc.	(5,074)	(677)
	Arhaus Inc.	(58,477)	(550)
*	DraftKings Inc. Class A	(13,862)	(516)
*	Savers Value Village Inc.	(46,513)	(477)
*	Amer Sports Inc.	(16,066)	(449)
	Service Corp. International	(5,397)	(431)
			(44,284)
Consumer Staples (-4.8%)
*	BJ's Wholesale Club Holdings Inc.	(36,378)	(3,250)
	Weis Markets Inc.	(45,993)	(3,115)
	Walgreens Boots Alliance Inc.	(307,060)	(2,865)
*	Grocery Outlet Holding Corp.	(181,335)	(2,830)
	Brown-Forman Corp. Class B	(58,953)	(2,239)
*	Dollar Tree Inc.	(15,708)	(1,177)
	Hershey Co.	(5,686)	(963)
	MGP Ingredients Inc.	(23,392)	(921)
*	Chefs' Warehouse Inc.	(16,430)	(810)
*	e.l.f. Beauty Inc.	(5,917)	(743)
	J & J Snack Foods Corp.	(4,448)	(690)
	Dollar General Corp.	(8,270)	(627)
*	Celsius Holdings Inc.	(19,767)	(521)
			(20,751)

Market Neutral Fund
		Shares	Market Value• ($000)
Energy (-4.2%)
*	NextDecade Corp.	(510,016)	(3,932)
	Chesapeake Energy Corp.	(39,248)	(3,907)
	Atlas Energy Solutions Inc.	(165,512)	(3,671)
	Core Laboratories Inc.	(161,053)	(2,788)
*	Uranium Energy Corp.	(349,763)	(2,340)
	Kodiak Gas Services Inc.	(23,669)	(967)
	Viper Energy Inc.	(9,725)	(477)
			(18,082)
Financials (-21.7%)
	FactSet Research Systems Inc.	(7,785)	(3,739)
	PJT Partners Inc. Class A	(23,143)	(3,652)
	Pinnacle Financial Partners Inc.	(31,298)	(3,580)
	Blue Owl Capital Inc.	(152,991)	(3,559)
	TPG Inc.	(56,073)	(3,524)
	TFS Financial Corp.	(279,039)	(3,505)
*	Encore Capital Group Inc.	(73,051)	(3,490)
	Glacier Bancorp Inc.	(68,096)	(3,420)
	ServisFirst Bancshares Inc.	(40,186)	(3,405)
	Stewart Information Services Corp.	(48,992)	(3,306)
*	Bancorp Inc.	(61,776)	(3,251)
	Visa Inc. Class A	(10,166)	(3,213)
	Lakeland Financial Corp.	(45,767)	(3,147)
	HA Sustainable Infrastructure Capital Inc.	(117,065)	(3,141)
	Franklin Resources Inc.	(154,614)	(3,137)
*	Rocket Cos. Inc. Class A	(268,905)	(3,028)
*	Triumph Financial Inc.	(31,738)	(2,884)
	First Financial Bankshares Inc.	(75,210)	(2,711)
*	Shift4 Payments Inc. Class A	(25,152)	(2,610)
	New York Community Bancorp Inc.	(265,329)	(2,476)
	P10 Inc. Class A	(186,837)	(2,356)
	FirstCash Holdings Inc.	(22,352)	(2,316)
	Bank of Hawaii Corp.	(30,494)	(2,172)
	Ryan Specialty Holdings Inc.	(33,637)	(2,158)
*	Baldwin Insurance Group Inc.	(55,656)	(2,157)
*	NCR Atleos Corp.	(55,351)	(1,878)
*	Oscar Health Inc. Class A	(135,985)	(1,828)
	City Holding Co.	(14,998)	(1,777)
	Arthur J Gallagher & Co.	(6,216)	(1,764)
	UWM Holdings Corp.	(258,826)	(1,519)
	OneMain Holdings Inc.	(25,907)	(1,351)
	Walker & Dunlop Inc.	(12,397)	(1,205)
	JPMorgan Chase & Co.	(4,694)	(1,125)
	First Citizens BancShares Inc. Class A	(382)	(807)
*	Ambac Financial Group Inc.	(60,155)	(761)
	Selective Insurance Group Inc.	(8,016)	(750)
	White Mountains Insurance Group Ltd.	(369)	(718)
*	Upstart Holdings Inc.	(11,403)	(702)
*	I3 Verticals Inc. Class A	(28,131)	(648)
*	Lemonade Inc.	(13,634)	(500)
	Capitol Federal Financial Inc.	(72,466)	(428)
			(93,698)
Health Care (-10.8%)
*	Liquidia Corp.	(340,257)	(4,001)
*	Scholar Rock Holding Corp.	(88,540)	(3,827)
*	Paragon 28 Inc.	(338,327)	(3,495)
*	Axsome Therapeutics Inc.	(39,655)	(3,355)
*	Alignment Healthcare Inc.	(294,795)	(3,316)
*	QuidelOrtho Corp.	(73,891)	(3,292)
*	Tarsus Pharmaceuticals Inc.	(44,864)	(2,484)
*	PROCEPT BioRobotics Corp.	(30,624)	(2,466)
*	Madrigal Pharmaceuticals Inc.	(7,410)	(2,286)
*	Neogen Corp.	(181,565)	(2,204)
*	Summit Therapeutics Inc.	(93,278)	(1,665)
*	Vaxcyte Inc.	(20,294)	(1,661)
*	Roivant Sciences Ltd.	(133,621)	(1,581)
*	Praxis Precision Medicines Inc.	(19,816)	(1,525)
*	Krystal Biotech Inc.	(8,737)	(1,369)
*	Schrodinger Inc.	(62,999)	(1,215)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Mirum Pharmaceuticals Inc.	(28,948)	(1,197)
*	Nuvalent Inc. Class A	(13,700)	(1,072)
*	Soleno Therapeutics Inc.	(22,152)	(996)
*	Avadel Pharmaceuticals plc	(84,838)	(892)
*	Sana Biotechnology Inc.	(349,618)	(570)
*	agilon health Inc.	(257,157)	(489)
	Baxter International Inc.	(15,179)	(443)
*	Innoviva Inc.	(24,243)	(421)
*	PACS Group Inc.	(29,557)	(387)
*	Viking Therapeutics Inc.	(7,414)	(298)
			(46,507)
Industrials (-17.0%)
*	Frontier Group Holdings Inc.	(590,467)	(4,198)
*	Casella Waste Systems Inc. Class A	(35,537)	(3,760)
*	Rocket Lab USA Inc.	(146,552)	(3,733)
*	JetBlue Airways Corp.	(469,551)	(3,691)
	HEICO Corp.	(14,443)	(3,434)
	Insperity Inc.	(42,473)	(3,292)
*	Bloom Energy Corp. Class A	(145,151)	(3,224)
	VSE Corp.	(32,850)	(3,124)
*	U-Haul Holding Co.	(44,789)	(3,094)
*	Transcat Inc.	(27,319)	(2,889)
*	First Advantage Corp.	(151,788)	(2,843)
*	Ameresco Inc. Class A	(118,422)	(2,780)
*	ACV Auctions Inc. Class A	(128,686)	(2,780)
	Concentrix Corp.	(61,738)	(2,671)
*	AeroVironment Inc.	(16,873)	(2,597)
*	Boeing Co.	(14,422)	(2,553)
*	Mercury Systems Inc.	(49,469)	(2,078)
*	Sunrun Inc.	(215,304)	(1,992)
*	Xometry Inc. Class A	(45,251)	(1,930)
*	AerSale Corp.	(269,856)	(1,700)
	Alight Inc. Class A	(225,502)	(1,560)
	Vestis Corp.	(98,902)	(1,507)
	Southwest Airlines Co.	(39,460)	(1,327)
*	Montrose Environmental Group Inc.	(70,288)	(1,304)
*	RBC Bearings Inc.	(3,828)	(1,145)
	Cadre Holdings Inc.	(29,258)	(945)
*	Array Technologies Inc.	(135,290)	(817)
*	NEXTracker Inc. Class A	(21,648)	(791)
*	Amentum Holdings Inc.	(33,868)	(712)
*	Titan International Inc.	(101,434)	(689)
*	Saia Inc.	(1,449)	(660)
	John Bean Technologies Corp.	(4,626)	(588)
	FTAI Aviation Ltd.	(3,535)	(509)
*	Loar Holdings Inc.	(6,084)	(450)
	Heartland Express Inc.	(39,748)	(446)
*	3D Systems Corp.	(128,955)	(423)
*	Clarivate plc	(81,488)	(414)
	Werner Enterprises Inc.	(11,168)	(401)
			(73,051)
Information Technology (-12.5%)
*	Astera Labs Inc.	(29,090)	(3,853)
*	Vertex Inc. Class A	(71,214)	(3,799)
*	Aspen Technology Inc.	(15,108)	(3,771)
	Adeia Inc.	(259,801)	(3,632)
*	Globant SA	(15,747)	(3,377)
*	NextNav Inc.	(210,872)	(3,281)
*	Enphase Energy Inc.	(45,260)	(3,109)
*	Mirion Technologies Inc.	(170,915)	(2,983)
	Crane NXT Co.	(48,675)	(2,834)
	Ubiquiti Inc.	(8,436)	(2,800)
*	Allegro MicroSystems Inc.	(113,635)	(2,484)
*	PAR Technology Corp.	(33,749)	(2,453)
	Power Integrations Inc.	(39,105)	(2,413)
*	SiTime Corp.	(10,473)	(2,247)
*	CCC Intelligent Solutions Holdings Inc.	(161,224)	(1,891)
*	Lumentum Holdings Inc.	(20,182)	(1,694)
*	Aurora Innovation Inc.	(217,511)	(1,370)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Hut 8 Corp.	(48,785)	(1,000)
*	First Solar Inc.	(5,513)	(972)
*	Snowflake Inc. Class A	(4,599)	(710)
*	Viasat Inc.	(81,354)	(692)
	Clear Secure Inc. Class A	(24,298)	(647)
	Vishay Intertechnology Inc.	(37,155)	(629)
*	Novanta Inc.	(3,909)	(597)
*	indie Semiconductor Inc. Class A	(101,517)	(411)
*	Clearfield Inc.	(12,610)	(391)
			(54,040)
Materials (-3.3%)
	Albemarle Corp.	(35,912)	(3,092)
*	Novagold Resources Inc.	(871,771)	(2,903)
	FMC Corp.	(50,961)	(2,477)
*	Cleveland-Cliffs Inc.	(258,405)	(2,429)
	Ramaco Resources Inc. Class A	(135,482)	(1,390)
	Warrior Met Coal Inc.	(16,685)	(905)
*	Ivanhoe Electric Inc.	(95,202)	(719)
	Air Products and Chemicals Inc.	(1,511)	(438)
			(14,353)
Real Estate (-5.4%)
	Farmland Partners Inc.	(289,708)	(3,407)
	Rexford Industrial Realty Inc.	(79,475)	(3,073)
	National Storage Affiliates Trust	(80,173)	(3,039)
	Safehold Inc.	(155,052)	(2,865)
	WP Carey Inc.	(48,261)	(2,629)
	Essential Properties Realty Trust Inc.	(73,923)	(2,312)
	SBA Communications Corp.	(9,437)	(1,923)
	Uniti Group Inc.	(226,606)	(1,246)
*	Apartment Investment and Management Co. Class A	(115,674)	(1,052)
	Diversified Healthcare Trust	(323,553)	(744)
	Douglas Emmett Inc.	(31,182)	(579)
*	Opendoor Technologies Inc.	(312,997)	(501)
			(23,370)
Utilities (-3.7%)
	WEC Energy Group Inc.	(35,356)	(3,325)
	Ormat Technologies Inc. (XNYS)	(47,328)	(3,205)
	Brookfield Renewable Corp.	(110,934)	(3,068)
*	Altus Power Inc.	(656,550)	(2,672)
	Clearway Energy Inc. Class C	(73,947)	(1,923)
	Sempra	(18,227)	(1,599)
			(15,792)
Total Common Stocks Sold Short (Proceeds $382,593)			(421,943)
Other Assets and Other Liabilities—Net (99.4%)			428,307
Net Assets (100%)			430,901
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $275,237,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $376,109)	419,800
Affiliated Issuers (Cost $4,736)	4,737
Total Investments in Securities	424,537
Investment in Vanguard	12
Cash Held at Broker for Short Positions	428,239
Receivables for Investment Securities Sold	1,814
Receivables for Accrued Income	317
Receivables for Capital Shares Issued	774
Total Assets	855,693
Liabilities
Securities Sold Short, at Value (Proceeds $382,593)	421,943
Due to Custodian	88
Payables for Investment Securities Purchased	571
Payables for Capital Shares Redeemed	1,467
Payables to Vanguard	38
Accrued Dividend Expense on Securities Sold Short	685
Total Liabilities	424,792
Net Assets	430,901
At December 31, 2024, net assets consisted of:

Paid-in Capital	542,967
Total Distributable Earnings (Loss)	(112,066)
Net Assets	430,901

Investor Shares—Net Assets
Applicable to 29,891,154 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	396,258
Net Asset Value Per Share—Investor Shares	$13.26

Institutional Shares—Net Assets
Applicable to 2,623,058 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,643
Net Asset Value Per Share—Institutional Shares	$13.21

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	6,629
Interest[2]	23,683
Securities Lending—Net	73
Total Income	30,385
Expenses
The Vanguard Group—Note B
Investment Advisory Services	124
Management and Administrative—Investor Shares	648
Management and Administrative—Institutional Shares	27
Marketing and Distribution—Investor Shares	31
Marketing and Distribution—Institutional Shares	1
Custodian Fees	16
Auditing Fees	49
Shareholders’ Reports and Proxy Fees—Investor Shares	35
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	5,815
Other Expenses	15
Total Expenses	6,763
Net Investment Income	23,622
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	77,360
Investment Securities Sold—Short Positions	(64,636)
Realized Net Gain (Loss)	12,724
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	(832)
Investment Securities—Short Positions	(8,053)
Change in Unrealized Appreciation (Depreciation)	(8,885)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,461
1	Dividends are net of foreign withholding taxes of $28,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $383,000, ($2,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,622	24,168
Realized Net Gain (Loss)	12,724	57,495
Change in Unrealized Appreciation (Depreciation)	(8,885)	(28,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,461	53,161
Distributions
Investor Shares	(21,586)	(22,681)
Institutional Shares	(1,863)	(1,480)
Total Distributions	(23,449)	(24,161)
Capital Share Transactions
Investor Shares	(69,600)	(210,654)
Institutional Shares	5,635	(27,367)
Net Increase (Decrease) from Capital Share Transactions	(63,965)	(238,021)
Total Increase (Decrease)	(59,953)	(209,021)
Net Assets
Beginning of Period	490,854	699,875
End of Period	430,901	490,854

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.23	$12.39	$11.00	$8.94	$10.19
Investment Operations
Net Investment Income[1]	.683	.572	.107	.017	.051
Net Realized and Unrealized Gain (Loss) on Investments	.090	.941	1.376	2.060	(1.229)
Total from Investment Operations	.773	1.513	1.483	2.077	(1.178)
Distributions
Dividends from Net Investment Income	(.743)	(.673)	(.093)	(.017)	(.072)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.743)	(.673)	(.093)	(.017)	(.072)
Net Asset Value, End of Period	$13.26	$13.23	$12.39	$11.00	$8.94
Total Return	5.84%	12.24%	13.48%	23.24%	-11.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$396	$461	$648	$283	$243
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.40%	1.80%	1.83%	1.31%	1.18%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.89%	4.50%	0.90%	0.18%	0.52%
Portfolio Turnover Rate	104%	124%	209%	133%	172%
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.20%, 1.60%, 1.63%, 0.84%, and 0.98%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.27%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.18	$12.34	$10.96	$8.90	$10.15
Investment Operations
Net Investment Income[1]	.692	.566	.108	.017	.057
Net Realized and Unrealized Gain (Loss) on Investments	.087	.953	1.368	2.065	(1.230)
Total from Investment Operations	.779	1.519	1.476	2.082	(1.173)
Distributions
Dividends from Net Investment Income	(.749)	(.679)	(.096)	(.022)	(.077)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.749)	(.679)	(.096)	(.022)	(.077)
Net Asset Value, End of Period	$13.21	$13.18	$12.34	$10.96	$8.90
Total Return	5.91%	12.33%	13.47%	23.39%	-11.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35	$29	$52	$45	$65
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.34%	1.74%	1.77%	1.25%	1.12%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	4.96%	4.48%	0.91%	0.17%	0.59%
Portfolio Turnover Rate	104%	124%	209%	133%	172%
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.20%, 1.60%, 1.63%, 0.84%, and 0.98%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.27%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund is charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security, and the fund may receive a portion of the income from the investment of collateral which offsets the borrowing fee. The net amounts of fees or income are recorded as borrowing expense on securities sold short (for net fees charged) or interest income (for net income received) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.

Market Neutral Fund
7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $12,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2024, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and unsettled short sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	405
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,830
Capital Loss Carryforwards	(115,301)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(112,066)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	23,449	24,161
Long-Term Capital Gains	—	—
Total	23,449	24,161
*	Includes short-term capital gains, if any.

Market Neutral Fund
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and securities sold short based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	382,356
Gross Unrealized Appreciation	185,614
Gross Unrealized Depreciation	(182,784)
Net Unrealized Appreciation (Depreciation)	2,830
E.	During the year ended December 31, 2024, the fund purchased $398,836,000 of investment securities and sold $527,174,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $449,240,000 and $569,697,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were  $68,000 and sales were $1,172,000, resulting in net realized gain of $210,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	176,162	12,625	183,160	14,227
Issued in Lieu of Cash Distributions	14,570	1,099	16,452	1,249
Redeemed	(260,332)	(18,702)	(410,266)	(32,895)
Net Increase (Decrease)—Investor Shares	(69,600)	(4,978)	(210,654)	(17,419)
Institutional Shares
Issued	17,973	1,290	28,782	2,237
Issued in Lieu of Cash Distributions	1,863	141	1,135	87
Redeemed	(14,201)	(1,038)	(57,284)	(4,305)
Net Increase (Decrease)—Institutional Shares	5,635	393	(27,367)	(1,981)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Montgomery Funds and Shareholders of Vanguard Market Neutral Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Market Neutral Fund (constituting Vanguard Montgomery Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 20.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $5,797,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $214,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $1,419,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q6340 022025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certifications filed herewith.

(a)(2)   Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

VANGUARD MONTGOMERY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.